Combined Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets:
Investment properties	$ 3,424,978	$ 2,733,568
Acquisition deposits	34,288
Deferred tax assets	5,301	5,742
Fixed assets, net	771	951
Other assets	13,425	666
Total non-current assets	3,478,763	2,740,927
Current assets:
Assets held for sale	44,238	391,453
Accounts receivable	4,316	2,310
Income taxes receivable	212	180
Prepaid expenses and other	2,510	2,029
Restricted cash	470	515
Cash and cash equivalents	658,246	69,019
Total assets	4,188,755	3,206,433
Non-current liabilities:
Unsecured debt, net	1,198,414	647,306
Cross currency interest rate swaps	104,757	61,466
Deferred tax liabilities	303,965	244,052
Total non-current liabilities	1,607,136	952,824
Current liabilities:
Other liability		8,968
Deferred revenue	4,290	3,965
Bank indebtedness		32,552
Accounts payable and accrued liabilities	41,967	43,342
Distributions payable	24,357	10,647
Income taxes payable	14,020	16,273
Total liabilities	1,691,770	1,068,571
Equity:
Stapled unitholders' equity	2,495,518	2,136,614
Non-controlling interests	1,467	1,248
Total equity	2,496,985	2,137,862
Total liabilities and equity	$ 4,188,755	$ 3,206,433